BUSINESS CHANGES AND DEVELOPMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
BUSINESS CHANGES AND DEVELOPMENTS
BUSINESS CHANGES AND DEVELOPMENTS

4. BUSINESS CHANGES AND DEVELOPMENTS

Moelis Brazil

        In August 2014, the Company established Moelis Brazil, a new corporate entity located in São Paulo, Brazil for the purpose of providing investment banking advisory services to clients in Brazil and increasing the global reach of the Company. The Company owns a 94% interest in Moelis Brazil and the remaining 6% is owned by senior bankers of the newly formed entity. As the majority owner of Moelis Brazil, the Company consolidates its financial results.

Reorganization and Initial Public Offering

        In April 2014, Old Holdings reorganized its business in connection with the IPO of Class A common stock by Moelis & Company, a newly-formed Delaware corporation. Following the reorganization, the advisory operations are owned by Group LP and Group LP is controlled by Moelis & Company. The new public shareholders are entitled to receive a portion of the economics of the operations through their direct ownership interests in shares of Class A common stock of Moelis & Company. The existing owners of Group LP will continue to receive the majority of the economics of the operations, as noncontrolling interest holders, primarily through direct and indirect ownership interests in Group LP partnership units. As a corporation, Moelis & Company is subject to United States federal and state corporate income taxes, which is resulting in a material increase in the applicable tax rates and current tax expense incurred post reorganization.

        Group LP has one principal class of units, Class A partnership units. Group LP issued Class A partnership units to Moelis & Company and to certain existing holders of Old Holdings units. Following the reorganization, each Group LP Class A partnership unit (not held by Moelis & Company or its subsidiaries) is exchangeable into one share of Moelis & Company Class A common stock. In addition, Group LP issued Class B partnership units to Moelis & Company. The Class B partnership units correspond with the economic rights of shares of Moelis & Company Class B common stock. The economic rights of Class B common stock are based on the ratio of the Class B subscription price to the initial public offering price of shares of Class A common stock (.00055 to 1), and the aggregate number of shares of Class B common stock may be converted to Class A common stock (up to a maximum of 20,000 shares). Holders of shares of Class B common stock are entitled to receive dividends of the same type as any dividends payable on outstanding shares of Class A common stock at a ratio of .00055 to 1.

        Group LP Class A partnership unitholders have no voting rights by virtue of their ownership of Group LP Class A partnership units, except for the limited rights described in Group LP's Amended and Restated Agreement of Limited Partnership. Moelis & Company Partner Holdings LP holds all shares of Class B common stock, enabling it initially to exercise majority voting control over Moelis & Company. Among other items, Class B common stock contains a condition (the "Class B Condition") that calls for Mr. Moelis to maintain a defined minimum equity stake. So long as the Class B Condition is satisfied, each share of Class B common stock entitles its holder to ten votes for each share held of record on all matters submitted to a vote of stockholders. Shares of Class B common stock are generally not transferrable and, if transferred other than in the limited circumstances set forth in Moelis & Company's Amended and Restated Certificate of Incorporation, such shares shall automatically convert into a number of shares of Class A common stock, or dollar equivalent, set forth in Moelis & Company's Amended and Restated Certificate of Incorporation. Upon failure of the Class B Condition, each share of Class B common stock will have one vote for each share held. Each share of Class B common stock may, at the option of the holder, be converted into a number of shares of Class A common stock, or dollar set forth in Moelis & Company's Amended and Restated Certificate of Incorporation.

        In connection with the reorganization and IPO described above, several transactions took place which impacted the Company's condensed consolidated and combined financial statements including the following:

  •
  A pre-offering distribution to the partners of Old Holdings of $195,017 reflected within financing activities in the condensed consolidated and combined statements of cash flows and in the condensed consolidated and combined statements of changes in equity;

  •
  The purchase by Moelis & Company of Class A partnership units directly from Group LP with the proceeds of the IPO. The proceeds received related to the issuance of Class A common stock in connection with the IPO is recorded net of underwriting discounts, commissions and offering expenses. Net cash received of $163,682 during the nine months ended September 30, 2014 is reflected within financing activities in the condensed consolidated and combined statements of cash flows. Net proceeds recorded in the condensed consolidated and combined statements of changes in equity of $162,107, takes into account any IPO related expenses paid during 2013 and any accruals remaining as of September 30, 2014;

  •
  The one-time cash distribution of $139,429 by Group LP to the partners of Old Holdings of a portion of the proceeds arising from the sale of Class A partnership units to Moelis & Company is reflected within financing activities in the condensed consolidated and combined statements of cash flows and in the condensed consolidated and combined statements of changes in equity;
  •
  The tax impact associated with the one-time cash distribution is treated as an acquisition for U.S. federal income tax purposes of Class A partnership units in Group LP from certain partners of Old Holdings. This distribution resulted in a deferred tax asset of which approximately $60,896 of this deferred tax asset is attributable to exchanges by certain of the partners of Old Holdings who are party to the tax receivable agreement. Pursuant to this agreement, 85% (or $51,761) of the tax benefits associated with this portion of the deferred tax asset are payable to partners of Old Holdings over the next 15 years and is recorded as amount due pursuant to tax receivable agreement in the condensed consolidated and combined statements of financial condition. The remaining tax benefit is allocable to the Company and is recorded in additional paid-in-capital.

  •
  Expenses related to the reorganization and IPO recorded in the condensed consolidated and combined statements of operations for the nine months ended September 30, 2014 include the following:

  •
  $87,601 of compensation and benefits expense associated with the one-time non-cash acceleration of unvested equity held by Managing Directors;

  •
  $763 ($384 for the three months ended September 30, 2014) of compensation and benefits expense associated with the amortization of RSUs granted in connection with the IPO (excludes expense associated with RSUs granted at the time of the IPO in connection with 2013 equity incentive compensation); amortization expense of RSUs granted in connection with the IPO will be recognized over a five year vesting period;

  •
  $2,046 ($1,094 for the three months ended September 30, 2014) of compensation and benefits expense associated with the amortization of stock options granted in connection with the IPO; amortization expense of stock options granted in connection with the IPO will be recognized over a five year vesting period;

  •
  $4,014 of compensation and benefits expense associated with the issuance of cash (expense of $2,004) and fully vested shares of Class A common stock (expense of $2,010) in settlement of appreciation rights issued in prior years;

  •
  $1,240 of professional fees expense associated with the one-time non-cash acceleration of unvested equity held by non-employee members of Moelis & Company's Global Advisory Board; and

  •
  $4,916 of expenses associated with the one-time non-cash acceleration of unvested equity held by employees of the Australian JV. Half of the expenses associated with acceleration of equity held by employees of the Australian JV is included in other expenses and the other half is included in income (loss) from equity method investments.

4. BUSINESS CHANGES AND DEVELOPMENTS

Reorganization and Initial Public Offering

        Subsequent to December 31, 2013, Old Holdings submitted a registration statement on Form S-1 to the SEC indicating a plan to undertake a reorganization of its business in connection with the initial public offering of Class A common stock by Moelis & Company, a newly-formed Delaware corporation. Following the reorganization, the Advisory operations will be owned by Moelis & Company Group LP, a Delaware limited partnership ("Group LP"). Group LP will be controlled by Moelis & Company. The new public shareholders will be entitled to receive a portion of the economics of the Advisory operations through their direct ownership interests in Class A common stock of Moelis & Company. The existing owners of the Parent will continue to receive the majority of the economics of the Advisory operations, as non-controlling interest holders, primarily through direct and indirect ownership interests in Group LP partnership units. As a corporation, Moelis & Company will be subject to United States federal and state corporate income taxes, which will result in a material increase in the applicable tax rates and current tax expense incurred post reorganization.

        Group LP will have one principal class of units, Class A partnership units. Group LP will issue Class A partnership units to Moelis & Company and to certain existing holders of Old Holdings units who are to become Class A partnership unitholders. Following the reorganization, a Group LP Class A partnership unit (not held by Moelis & Company or its subsidiaries) will be exchangeable into one share of Moelis & Company Class A common stock. In addition, Group LP will issue Class B partnership units to Moelis & Company. The Class B partnership units will correspond with the economic rights of shares of Moelis & Company Class B common stock. The economic rights of Class B common stock will be based on the ratio of the Class B subscription price to the initial public offering price of shares of Class A common stock. Holders of shares of Class B common stock will be entitled to receive dividends of the same type as any dividends payable on outstanding shares of Class A common stock. Dividends on shares of Class B common stock will be calculated based on the applicable subscription amount such that the aggregate dividends payable will equal the dividends payable with respect to a number of shares of Class A common stock which could have been purchased at the initial price to the public in the initial public offering with the aggregate subscription price for the shares of Class B common stock.

        Group LP Class A partnership unitholders will have no voting rights by virtue of their ownership of Group LP Class A partnership units, except for the limited rights described in Group LP's Amended and Restated Agreement of Limited Partnership. Moelis & Company Partner Holdings LP will hold all shares of Class B common stock, enabling it initially to exercise majority voting control over Moelis & Company and, indirectly, over Group LP. Among other items, the Class B Condition calls for Mr. Moelis to maintain a defined minimum equity stake and that he devote his primary business time to Moelis & Company. So long as the Class B Condition is satisfied, each share of Class B common stock will entitle its holder to ten votes for each share held of record on all matters submitted to a vote of stockholders. Shares of Class B common stock are generally not transferrable and, if transferred other than in the limited circumstances set forth in Moelis & Company's Amended and Restated Certificate of Incorporation, such shares shall automatically convert into a number of shares of Class A common stock set forth in Moelis & Company's Amended and Restated Certificate of Incorporation. Upon failure of the Class B Condition, each share of Class B common stock will have one vote for each share held. Each share of Class B common stock may, at the option of the holder, be converted into a number of shares of Class A common stock set forth in Moelis & Company's Amended and Restated Certificate of Incorporation.

Acquisition of Asia Pacific Advisors

        On April 12, 2011, the Company acquired Asia Pacific Advisers ("APA"), an independent financial advisory firm based in Hong Kong. The transaction was approved by the Hong Kong Securities and Futures Commission. APA's name was changed to Moelis & Company Asia Limited.

        The total consideration paid for APA was $127 and was allocated to the net liabilities assumed of $380 and the identifiable intangible customer relationships acquired of $507. The customer relationship asset is being amortized over its useful life of three years.

        Expenses associated with the amortization of the customer relationships for the year ended December 31, 2013 were $168 (2012: $168) and were included in depreciation and amortization in the combined statements of operations. Expenses associated with the amortization of the customer relationships for the period April 12, 2011 through December 31, 2011 were $127 and were included in depreciation and amortization in the combined statements of operations.

        In connection with the acquisition of APA, the Company paid cash of $2,250 and agreed to a profit sharing arrangement with certain individuals who became employees of the Company at the acquisition date. The upfront cash paid and profit sharing payouts are contingent upon continuing employment over a service period beginning on the date of acquisition through December 31, 2013. For the year ended December 31, 2013, the Company recorded $820 (2012: $820) related to such payout in compensation and benefits expenses in the combined statements of operations. For the period April 12, 2011 through December 31, 2011, the Company recorded $614 related to such payout in compensation and benefits expenses in the combined statements of operations.

Investment in Joint Venture

        On April 1, 2010, the Company entered into a 50-50 joint venture in Moelis Australia Holdings, investing a combination of cash and certain net assets of its wholly-owned subsidiary, Moelis Australia, in exchange for its interests. The remaining 50% is owned by an Australian trust established by and for the benefit of Moelis Australia senior executives.

        On April 1, 2011, the Parent contributed its equity to Moelis Australia Holdings (or the "Australian JV"), which in turn granted equity awards to its employees in return for providing future employment related services. These units generally vest over an eight year service period and are recorded as compensation expenses on Moelis Australia Holdings' financial statements. As the recipients are not employees of the Company, but rather employees of the Australian JV, the Company recognizes the entire expense associated with these awards based on the fair value re-measured at each reporting period and amortized over the vesting period. For the year ended December 31, 2013, the Company recognized $1,609 in additional parent company equity, $805 in investment in joint venture and $805 in other expenses relating to the contribution of these equity awards in the combined financial statements. For the year ended December 31, 2012, the Company recognized $2,937 in additional parent company equity, $1,469 in investment in joint venture and $1,469 in other expenses relating to the contribution of these equity awards in the combined financial statements. For the year ended December 31, 2011, the Company recognized $1,065 in additional parent company equity, $532 in investment in joint venture and $532 in other expenses relating to the contribution of these equity awards in the combined financial statements.

        In March 2013 and 2012, Moelis Australia Holdings paid dividends to the Company in the amount of $2,375 and $750, respectively. These dividends were treated as a return on investment in joint venture in the combined financial statements.

        Summary financial information related to Moelis Australia Holdings is as follows:

	December 31,
	2013	2012	2011
Total assets	$38,465	$40,274	$41,990
Total liabilities	(15,760)	(18,432)	(20,895)

Net equity	$22,705	$21,842	$21,095

	For the Year ended December 31,
	2013	2012	2011
Total revenues	$41,668	$35,818	$52,342
Total expenses	(34,307)	(37,133)	(40,868)

Net income (loss)	$7,361	$(1,315)	$11,474

Ownership percentage	50%	50%	50%
Income (loss) from investment in joint venture	$3,681	$(658)	$5,737